Share Capital - Schedule of Outstanding and Exercisable Options (Details)	12 Months Ended
	Dec. 31, 2024 $ / shares shares
Schedule of Outstanding and Exercisable Options [Line Items]
Options outstanding Number of options outstanding	1,764,421
Options exercisable Number of options exercisable	1,390,231
Options exercisable Weighted average remaining contractual life	4 years 3 months 7 days
Exercise prices 24.68 [Member]
Schedule of Outstanding and Exercisable Options [Line Items]
Options outstanding Exercise prices (in Dollars per share) | $ / shares	$ 24.68	[1]
Options outstanding Number of options outstanding	6,666
Options outstanding Weighted average remaining contractual Life	4 months 17 days
Options exercisable Number of options exercisable	1,329
Options exercisable Weighted average remaining contractual life	4 months 17 days
Exercise prices 7.50 [Member]
Schedule of Outstanding and Exercisable Options [Line Items]
Options outstanding Exercise prices (in Dollars per share) | $ / shares	$ 7.5	[1]
Options outstanding Number of options outstanding	98,562
Options outstanding Weighted average remaining contractual Life	8 years 2 months 26 days
Options exercisable Number of options exercisable	43,436
Options exercisable Weighted average remaining contractual life	8 years 2 months 26 days
Exercise prices 6.50 [Member]
Schedule of Outstanding and Exercisable Options [Line Items]
Options outstanding Exercise prices (in Dollars per share) | $ / shares	$ 6.5	[1]
Options outstanding Number of options outstanding	15,500
Options outstanding Weighted average remaining contractual Life	8 years 7 months 24 days
Options exercisable Number of options exercisable	5,531
Options exercisable Weighted average remaining contractual life	8 years 7 months 24 days
Exercise prices 6.39 [Member]
Schedule of Outstanding and Exercisable Options [Line Items]
Options outstanding Exercise prices (in Dollars per share) | $ / shares	$ 6.39	[1]
Options outstanding Number of options outstanding	948,572
Options outstanding Weighted average remaining contractual Life	6 years 3 months 29 days
Options exercisable Number of options exercisable	780,313
Options exercisable Weighted average remaining contractual life	6 years 1 month 17 days
Exercise prices 6.03 [Member]
Schedule of Outstanding and Exercisable Options [Line Items]
Options outstanding Exercise prices (in Dollars per share) | $ / shares	$ 6.03	[1]
Options outstanding Number of options outstanding	5,000
Options outstanding Weighted average remaining contractual Life	3 months 29 days
Options exercisable Number of options exercisable	5,000
Options exercisable Weighted average remaining contractual life	3 months 29 days
Exercise prices 5.76 [Member]
Schedule of Outstanding and Exercisable Options [Line Items]
Options outstanding Exercise prices (in Dollars per share) | $ / shares	$ 5.76	[1]
Options outstanding Number of options outstanding	5,000
Options outstanding Weighted average remaining contractual Life	9 years 5 months 8 days
Options exercisable Number of options exercisable
Options exercisable Weighted average remaining contractual life
Exercise prices 5.65 [Member]
Schedule of Outstanding and Exercisable Options [Line Items]
Options outstanding Exercise prices (in Dollars per share) | $ / shares	$ 5.65	[1]
Options outstanding Number of options outstanding	17,000
Options outstanding Weighted average remaining contractual Life	8 years 11 months 1 day
Options exercisable Number of options exercisable	4,250
Options exercisable Weighted average remaining contractual life	8 years 11 months 1 day
Exercise prices 5.33 [Member]
Schedule of Outstanding and Exercisable Options [Line Items]
Options outstanding Exercise prices (in Dollars per share) | $ / shares	$ 5.33	[1]
Options outstanding Number of options outstanding	104,157
Options outstanding Weighted average remaining contractual Life	7 years 11 months 1 day
Options exercisable Number of options exercisable	52,408
Options exercisable Weighted average remaining contractual life	7 years 11 months 1 day
Exercise prices 5.26 [Member]
Schedule of Outstanding and Exercisable Options [Line Items]
Options outstanding Exercise prices (in Dollars per share) | $ / shares	$ 5.26	[1]
Options outstanding Number of options outstanding	37,000
Options outstanding Weighted average remaining contractual Life	9 years 3 months 3 days
Options exercisable Number of options exercisable
Options exercisable Weighted average remaining contractual life
Exercise prices 5.07 [Member]
Schedule of Outstanding and Exercisable Options [Line Items]
Options outstanding Exercise prices (in Dollars per share) | $ / shares	$ 5.07	[1]
Options outstanding Number of options outstanding	145,500
Options outstanding Weighted average remaining contractual Life	1 year 29 days
Options exercisable Number of options exercisable	145,500
Options exercisable Weighted average remaining contractual life	1 year 29 days
Exercise prices 4.26 Member]
Schedule of Outstanding and Exercisable Options [Line Items]
Options outstanding Exercise prices (in Dollars per share) | $ / shares	$ 4.26	[1]
Options outstanding Number of options outstanding	29,000
Options outstanding Weighted average remaining contractual Life	9 years 10 months 28 days
Options exercisable Number of options exercisable
Options exercisable Weighted average remaining contractual life
Exercise prices 4.02 [Member]
Schedule of Outstanding and Exercisable Options [Line Items]
Options outstanding Exercise prices (in Dollars per share) | $ / shares	$ 4.02	[1]
Options outstanding Number of options outstanding	352,464
Options outstanding Weighted average remaining contractual Life	3 months 14 days
Options exercisable Number of options exercisable	352,464
Options exercisable Weighted average remaining contractual life	3 months 14 days

[1]	In U.S. dollars per Ordinary Share.